RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Management fees paid to parent company	$ 11,000	$ 180,800